UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2025

Date of reporting period:	7/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Government Money Market Fund
Class A
: PBMXX –PURCHASE
Class A
: MJAXX –EXCHANGE
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Government Money Market Fund (the “Fund”)
for the period of August 1, 2024  to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class A	$67	0.66%
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 320,651,274
Number of fund holdings	76
Total advisory fees paid for the year	$ 1,130,920
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	49.4%
U.S. Treasury Obligations	25.7%
U.S. Government Agency Obligations	24.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

MF108EA

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Money Market Fund –PURCHASE

SHARE CLASS	A
NASDAQ	PBMXX
CUSIP	74440W409
PGIM GOVERNMENT MONEY MARKET FUND –EXCHANGE

SHARE CLASS	A
NASDAQ	MJAXX
CUSIP	74440W102
MF108EA

PGIM Government Money Market Fund
Class C
: MJCXX -EXCHANGE
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Government Money Market Fund (the “Fund”)
for the period of August 1, 2024  to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST
YEAR
?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class C	$75	0.74%
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 320,651,274
Number of fund holdings	76
Total advisory fees paid for the year	$ 1,130,920
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	49.4%
U.S. Treasury Obligations	25.7%
U.S. Government Agency Obligations	24.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

MF108EC

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
For the year ended July 31, 2025, the Class C shares total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.67% in the year ended July 31, 2024 to 0.74% primarily due to a decrease in Fund's net assets.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Money Market Fund - EXCHANGE

SHARE CLASS	C
NASDAQ	MJCXX
CUSIP	74440W300
MF108EC

PGIM Government Money Market Fund
Class Z
: PMZXX - PURCHASE
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Government Money Market Fund (the “Fund”)
for the period of August 1, 2024  to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class Z	$50	0.49%
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 320,651,274
Number of fund holdings	76
Total advisory fees paid for the year	$ 1,130,920
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	49.4%
U.S. Treasury Obligations	25.7%
U.S. Government Agency Obligations	24.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

MF108EZ

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Money Market Fund - PURCHASE

SHARE CLASS	Z
NASDAQ	PMZXX
CUSIP	74440W805
MF108EZ

PGIM Core Government Money Market Fund
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the shares of PGIM Core Government Money Market Fund (the “Fund”) for
the period of August 1, 2024  to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Government Money Market Fund	$1	0.01%
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 8,287,474,276
Number of fund holdings	86
Total advisory fees paid for the year	$ 0
NS20338

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	63.5%
U.S. Treasury Obligations	21.7%
U.S. Government Agency Obligations	16.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Government Money Market Fund

CUSIP	74440W862
NS20338

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended July 31, 2025 and July 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $54,454 and $51,622, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended July 31, 2025 and July 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended July 31, 2025 and July 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended July 31, 2025 and July 31, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2025 and July 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC.

PGIM Government Money Market Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2025

Table of Contents	Financial Statements and Other Information	July 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Government Money Market Fund	1
Notes to Financial Statements	12

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of July 31, 2025

Description	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 99.8%

REPURCHASE AGREEMENTS 49.4%
Banco Bilbao Vizcaya Argentaria,
4.36%, dated 07/31/25, due 08/01/25 in the amount of $10,001,211 collateralized by U.S. Treasury Securities (coupon rates 0.125%-2.750%, maturity dates 10/31/26-08/15/31) with the aggregate value, including accrued interest, of $10,201,257.	10,000	$10,000,000
Bank of Nova Scotia,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $10,001,214 collateralized by U.S. Treasury Securities (coupon rate 0.000%, maturity date 11/12/25) with the aggregate value, including accrued interest, of $10,201,302.	10,000	10,000,000
Canadian Imperial Bank of Commerce,
4.34%, dated 07/21/25, due 08/12/25 in the amount of $11,029,174 collateralized by U.S. Treasury Securities (coupon rates 0.750%-4.625%, maturity dates 01/31/26-02/15/55) with the aggregate value, including accrued interest, of $11,234,880.	11,000	11,000,000
4.34%, dated 07/22/25, due 08/12/25 in the amount of $3,007,595 collateralized by U.S. Treasury Securities (coupon rates 0.750%-4.531%, maturity dates 01/31/26-02/15/45) with the aggregate value, including accrued interest, of $3,063,766.	3,000	3,000,000
Clear Street LLC,
4.4%, dated 07/31/25, due 08/01/25 in the amount of $16,001,956 collateralized by FFCSB (coupon rates 5.080%-5.700%, maturity dates 03/03/32-02/10/40), FHLB (coupon rate 5.500%, maturity date 10/17/44), FHLMC (coupon rates 4.500%-6.500%, maturity dates 11/01/52-05/01/55), FNMA (coupon rates 2.840%-7.000%, maturity dates 03/01/34-06/01/54) and U.S. Treasury Securities (coupon rate 4.750%, maturity date 11/15/53) with the aggregate value, including accrued interest, of $16,322,075.	16,000	16,000,000
Credit Agricole Corporate & Investment Bank,
4.32%, dated 07/23/25, due 08/25/25 in the amount of $10,039,600 collateralized by U.S. Treasury Securities (coupon rate 1.625%, maturity date 08/15/29) with the aggregate value, including accrued interest, of $10,200,054.	10,000	10,000,000
4.33%, dated 06/20/25, due 08/01/25 in the amount of $2,512,629 collateralized by U.S. Treasury Securities (coupon rate 4.125%, maturity date 03/31/31) with the aggregate value, including accrued interest, of $2,550,036.	2,500	2,500,000
ING Financial Markets LLC,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $5,000,607 collateralized by FNMA (coupon rate 3.500%, maturity date 06/01/52) with the aggregate value, including accrued interest, of $5,100,000.	5,000	5,000,000
Natixis,
4.35%, dated 07/31/25, due 09/18/25 in the amount of $20,118,417 collateralized by FHLMC (coupon rates 4.000%-6.500%, maturity dates 12/01/46-06/01/55), FNMA (coupon rates 2.000%-3.730%, maturity dates 06/01/33-04/01/52) and U.S. Treasury Securities (coupon rates 1.375%-4.500%, maturity dates 03/31/26-08/15/53) with the aggregate value, including accrued interest, of $20,400,000.	20,000	20,000,000
NatWest Markets Securities, Inc.,
4.36%, dated 07/31/25, due 08/01/25 in the amount of $10,001,211 collateralized by U.S. Treasury Securities (coupon rate 3.875%, maturity date 07/15/28) with the aggregate value, including accrued interest, of $10,201,323.	10,000	10,000,000
4.37%, dated 07/29/25, due 08/05/25 in the amount of $15,012,746 collateralized by U.S. Treasury Securities (coupon rate 4.125%, maturity date 07/31/31) with the aggregate value, including accrued interest, of $15,313,062.	15,000	15,000,000
RBC Dominion Securities, Inc.,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $11,019,337 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 05/01/39-07/01/54), FNMA (coupon rates 2.000%-6.500%, maturity dates 12/01/46-12/01/53), GNMA (coupon rate 3.000%, maturity date 05/20/51) and U.S. Treasury Securities (coupon rates 0.625%-5.000%, maturity dates 06/30/27-02/15/55) with the aggregate value, including accrued interest, of $11,238,362.	11,018	11,018,000
SMBC Nikko Securities America, Inc.,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $5,000,607 collateralized by FNMA (coupon rates 5.000%-5.500%, maturity dates 01/01/53-05/01/55) with the aggregate value, including accrued interest, of $5,100,621.	5,000	5,000,000
TD Securities (USA) LLC,
4.38%, dated 07/31/25, due 08/01/25 in the amount of $10,001,217 collateralized by U.S. Treasury Securities (coupon rates 3.875%-4.000%, maturity dates 10/15/27-02/28/30) with the aggregate value, including accrued interest, of $10,200,005.	10,000	10,000,000

See Notes to Financial Statements.

PGIM Government Money Market Fund 1

Schedule of Investments (continued)

as of July 31, 2025

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Wells Fargo Securities LLC,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $5,000,607 collateralized by FHLMC (coupon rate 3.500%, maturity date 01/01/55) with the aggregate value, including accrued interest, of $5,100,619.			5,000	$5,000,000
4.38%, dated 07/29/25, due 08/05/25 in the amount of $15,012,775 collateralized by FNMA (coupon rates 3.000%-5.500%, maturity dates 01/01/35-10/01/54) with the aggregate value, including accrued interest, of $15,313,031.			15,000	15,000,000

TOTAL REPURCHASE AGREEMENTS (cost $158,518,000)				158,518,000

	Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS 24.7%
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	4.345%(c)	02/05/26	1,500	1,500,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.360(c)	07/14/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)	4.365(c)	06/18/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)	4.370(c)	07/02/26	1,750	1,750,000
Federal Farm Credit Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)	4.375(c)	07/30/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.380(c)	08/26/25	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.380(c)	09/04/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.380(c)	10/05/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)	4.385(c)	08/28/25	2,725	2,725,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	4.390(c)	08/04/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	4.390(c)	08/12/26	500	500,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	4.400(c)	11/21/25	2,750	2,750,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	4.400(c)	01/08/26	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.405(c)	12/29/25	2,800	2,800,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.405(c)	03/20/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.405(c)	05/15/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.410(c)	08/26/25	3,000	3,000,082
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.420(c)	02/25/26	3,000	2,999,992
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.420(c)	01/12/27	1,400	1,400,182
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	4.425(c)	01/08/26	3,000	3,000,301
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	4.425(c)	02/23/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	4.440(c)	05/08/26	1,500	1,500,000
Federal Farm Credit Bank, US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)	4.445(c)	12/26/25	4,000	4,000,181
Federal Farm Credit Bank, SOFR + 0.155% (Cap N/A, Floor 0.000%)	4.475(c)	09/05/25	2,750	2,750,216
Federal Home Loan Bank	4.299(n)	09/17/25	2,000	1,988,851
Federal Home Loan Bank	4.301(n)	09/05/25	2,500	2,489,617
Federal Home Loan Bank	4.306(n)	10/08/25	3,500	3,471,837
Federal Home Loan Bank	4.306(n)	10/10/25	5,000	4,958,583
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.330(c)	09/10/25	1,000	1,000,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.330(c)	11/28/25	2,000	2,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.360(c)	04/29/26	2,500	2,500,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)	4.370(c)	08/08/25	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.380(c)	08/19/25	1,000	1,000,000
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.420(c)	02/13/26	3,000	3,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.410(c)	01/26/26	3,000	3,000,064
Federal Home Loan Mortgage Corp., SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.420(c)	02/09/26	3,000	3,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $79,084,906)				79,084,906

U.S. TREASURY OBLIGATIONS 25.7%
U.S. Treasury Bills	4.181(n)	09/18/25	4,750	4,724,069
U.S. Treasury Bills	4.186(n)	11/06/25	1,000	988,956
U.S. Treasury Bills	4.187(n)	09/04/25	2,000	1,992,255
U.S. Treasury Bills	4.187(n)	09/11/25	2,000	1,990,660
U.S. Treasury Bills	4.221(n)	01/29/26	2,000	1,958,445
U.S. Treasury Bills	4.227(n)	08/28/25	1,500	1,495,342
U.S. Treasury Bills	4.252(n)	10/28/25	5,000	4,948,753

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bills	4.253%(n)	08/05/25	2,000	$1,999,068
U.S. Treasury Bills	4.256(n)	10/30/25	3,500	3,464,066
U.S. Treasury Bills	4.269(n)	08/26/25	3,000	2,991,229
U.S. Treasury Bills	4.272(n)	11/04/25	9,500	9,394,400
U.S. Treasury Bills	4.285(n)	11/12/25	7,250	7,162,370
U.S. Treasury Bills	4.287(n)	11/25/25	4,000	3,945,512
U.S. Treasury Bills	4.290(n)	10/14/25	3,000	2,973,906
U.S. Treasury Bills	4.290(n)	11/18/25	4,000	3,948,764
U.S. Treasury Bills	4.295(n)	10/21/25	4,000	3,961,885
U.S. Treasury Bills	4.313(n)	08/21/25	1,600	1,596,249
U.S. Treasury Bills	4.341(n)	08/12/25	4,600	4,593,969
U.S. Treasury Bills	4.418(n)	08/07/25	4,500	4,496,704
U.S. Treasury Bills	4.468(n)	08/19/25	6,000	5,986,688
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.150% (Cap N/A, Floor 0.000%)	4.431(c)	04/30/26	2,750	2,751,188
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.170% (Cap N/A, Floor 0.000%)	4.451(c)	10/31/25	1,000	1,000,146
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.182% (Cap N/A, Floor 0.000%)	4.463(c)	07/31/26	2,000	2,001,736
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.245% (Cap N/A, Floor 0.000%)	4.526(c)	01/31/26	2,000	2,001,795

TOTAL U.S. TREASURY OBLIGATIONS (cost $82,368,155)				82,368,155

TOTAL INVESTMENTS 99.8% (cost $319,971,061)(d)				319,971,061
Other assets in excess of liabilities 0.2%				680,213

NET ASSETS 100.0%				$320,651,274

Below is a list of the abbreviation(s) used in the annual report:

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

N/A—Not Applicable

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$158,518,000	$—

See Notes to Financial Statements.

PGIM Government Money Market Fund 3

Schedule of Investments (continued)

as of July 31, 2025

	Level 1	Level 2	Level 3
Short-Term Investments (continued)
U.S. Government Agency Obligations	$—	$79,084,906	$—
U.S. Treasury Obligations	—	82,368,155	—

Total	$—	$319,971,061	$—

Security Allocation:

The security allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2025 were as follows:

Repurchase Agreements	49.4%
U.S. Treasury Obligations	25.7
U.S. Government Agency Obligations	24.7

99.8
Other assets in excess of liabilities	0.2

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Banco Bilbao Vizcaya Argentaria	$10,000,000	$(10,000,000)	$—
Repurchase Agreements	Bank of Nova Scotia	10,000,000	(10,000,000)	—
Repurchase Agreements	Canadian Imperial Bank of Commerce	14,000,000	(14,000,000)	—
Repurchase Agreements	Clear Street LLC	16,000,000	(16,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	12,500,000	(12,500,000)	—
Repurchase Agreements	ING Financial Markets LLC	5,000,000	(5,000,000)	—
Repurchase Agreements	Natixis	20,000,000	(20,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	25,000,000	(25,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	11,018,000	(11,018,000)	—
Repurchase Agreements	SMBC Nikko Securities America, Inc.	5,000,000	(5,000,000)	—
Repurchase Agreements	TD Securities (USA) LLC	10,000,000	(10,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	20,000,000	(20,000,000)	—

		$158,518,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

4

Statement of Assets and Liabilities

as of July 31, 2025

Assets

Investments, at value:
Unaffiliated investments (cost $161,453,061)	$161,453,061
Repurchase Agreements (cost $158,518,000)	158,518,000
Cash	42,920
Receivable for Fund shares sold	5,646,540
Interest receivable	433,141

Total Assets	326,093,662

Liabilities
Payable for investments purchased	4,500,000
Payable for Fund shares purchased	664,641
Accrued expenses and other liabilities	120,171
Management fee payable	85,256
Affiliated transfer agent fee payable	32,838
Distribution fee payable	26,701
Dividends and Distributions payable	11,713
Directors’ fees payable	1,068

Total Liabilities	5,442,388

Net Assets	$320,651,274

Net assets were comprised of:
Common stock, at par ($0.00001 par value; 166,000,000,000 shares authorized for issuance)	$3,206
Paid-in capital in excess of par	320,648,142
Total distributable earnings (loss)	(74)

Net assets, July 31, 2025	$320,651,274

See Notes to Financial Statements.

PGIM Government Money Market Fund 5

Statement of Assets and Liabilities

as of July 31, 2025

Class A

Net asset value, offering price and redemption price per share, ($272,976,661 ÷ 272,958,027 shares of common stock issued and outstanding)	$1.00

Class C

Net asset value, offering price and redemption price per share, ($6,260,830 ÷ 6,259,839 shares of common stock issued and outstanding)	$1.00

Class Z

Net asset value, offering price and redemption price per share, ($41,413,783 ÷ 41,414,158 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

6

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)

Interest income	$16,140,253

Expenses
Management fee	1,130,920
Distribution fee(a)	366,046
Transfer agent’s fees and expenses (including affiliated expense of $202,980)(a)	423,835
Custodian and accounting fees	69,299
Registration fees(a)	54,839
Shareholders’ reports	50,639
Professional fees	38,593
Audit fee	27,352
Directors’ fees	13,615
Miscellaneous	18,421

Total expenses	2,193,559

Net investment income (loss)	13,946,694

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	20,364

Net Increase (Decrease) In Net Assets Resulting From Operations	$13,967,058

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z
Distribution fee	366,046	—	—
Transfer agent’s fees and expenses	384,311	10,629	28,895
Registration fees	26,960	13,300	14,579

See Notes to Financial Statements.

PGIM Government Money Market Fund 7

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$13,946,694	$23,645,552
Net realized gain (loss) on investment transactions	20,364	54,047

Net increase (decrease) in net assets resulting from operations	13,967,058	23,699,599

Dividends and Distributions
Distributions from distributable earnings
Class A	(11,893,271)	(20,546,295)
Class C	(273,585)	(419,151)
Class Z	(1,802,073)	(2,736,084)

	(13,968,929)	(23,701,530)

Fund share transactions (Net of share conversions) (at $1.00 per share)
Net proceeds from shares sold	275,610,517	416,979,530
Net asset value of shares issued in reinvestment of dividends and distributions	13,777,259	23,209,154
Cost of shares purchased	(409,016,995)	(540,648,504)

Net increase (decrease) in net assets from Fund share transactions	(119,629,219)	(100,459,820)

Total increase (decrease)	(119,631,090)	(100,461,751)

Net Assets:

Beginning of year	440,282,364	540,744,115

End of year	$320,651,274	$440,282,364

See Notes to Financial Statements.

8

Financial Highlights

Class A Shares
	Year Ended July 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.05	0.03	- (b)	- (b)
Net realized and unrealized gain (loss) on investment transactions	- (b)	- (b)	0.01	- (b)	- (b)
Total from investment operations	0.04	0.05	0.04	-	-
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	(0.05)	(0.04)	- (b)	- (b)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	4.06%	4.90%	3.57%	0.20%	0.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$272,977	$394,693	$438,994	$505,406	$414,625
Average net assets (000)	$292,837	$428,455	$465,530	$443,402	$475,166
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.66%	0.63%	0.64%	0.23%	0.09%
Expenses before waivers and/or expense reimbursement	0.66%	0.63%	0.64%	0.63%	0.63%
Net investment income (loss)	4.06%	4.78%	3.48%	0.14%	0.01%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

PGIM Government Money Market Fund 9

Financial Highlights (continued)

Class C Shares
	Year Ended July 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.05	0.03	- (b)	- (b)
Net realized and unrealized gain (loss) on investment transactions	- (b)	- (b)	0.01	- (b)	- (b)
Total from investment operations	0.04	0.05	0.04	-	-
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	(0.05)	(0.04)	- (b)	- (b)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	3.98%	4.86%	3.58%	0.21%	0.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$6,261	$7,598	$9,703	$12,793	$10,242
Average net assets (000)	$7,002	$8,812	$11,460	$10,254	$12,853
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.74%	0.67%	0.62%	0.25%	0.06%
Expenses before waivers and/or expense reimbursement	0.74%	0.67%	0.62%	0.64%	0.59%
Net investment income (loss)	3.90%	4.74%	3.47%	0.17%	0.04%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

10

Class Z Shares
	Year Ended July 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.05	0.04	- (b)	- (b)
Net realized and unrealized gain (loss) on investment transactions	- (b)	- (b)	- (b)	- (b)	- (b)
Total from investment operations	0.04	0.05	0.04	-	-
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	(0.05)	(0.04)	- (b)	- (b)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	4.23%	5.06%	3.79%	0.26%	0.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$41,414	$37,991	$92,047	$86,089	$82,110
Average net assets (000)	$43,801	$55,197	$89,873	$75,926	$86,432
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.49%	0.47%	0.42%	0.18%	0.09%
Expenses before waivers and/or expense reimbursement	0.49%	0.47%	0.42%	0.42%	0.43%
Net investment income (loss)	4.10%	4.95%	3.75%	0.20%	0.01%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

PGIM Government Money Market Fund 11

Notes to Financial Statements

1.	Organization

Prudential Government Money Market Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Government Money Market Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

12

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: The Fund entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*

The Fund declares dividends of any net investment income to shareholders on a daily basis and distributes the dividends every month. Under certain circumstances, the Fund may make more than one distribution of long-term capital gains during a fiscal year.

PGIM Government Money Market Fund 13

Notes to Financial Statements (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% to $50 million of average daily net assets;	0.33%
0.30% over $50 million of average daily net assets.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

	Gross Distribution Fee	Net Distribution Fee
A	0.125%	0.125%
C	N/A	N/A
Z	N/A	N/A

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended July 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

14

For the year ended July 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$13,968,929	$—	$—	$13,968,929

For the year ended July 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$23,701,530	$—	$—	$23,701,530

For the year ended July 31, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$11,381	$258

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of July 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$319,971,061	$—	$—	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2025 are subject to such review.

6.	Capital and Ownership

The Fund offers Class A, Class C and Class Z shares. Class C and Class Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 200,000,000,000 shares of common stock, $0.00001 par value per share, 166,000,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	11,000,000,000
C	5,000,000,000
Z	50,000,000,000
P	100,000,000,000

The Fund currently does not have any Class P shares outstanding.

As of July 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	94,727	0.1%
Z	8,226,298	19.9

PGIM Government Money Market Fund 15

Notes to Financial Statements (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	32.4

Transactions in shares of common stock (at $ 1 net asset value per share) were as follows:

Share Class	Shares	Amount

Class A
Year ended July 31, 2025:
Shares sold	219,762,041	$219,760,962
Shares issued in reinvestment of dividends and distributions	11,726,775	11,726,775
Shares purchased	(350,136,144)	(350,135,655)
Net increase (decrease) in shares outstanding before conversion	(118,647,328)	(118,647,918)
Shares issued upon conversion from other share class(es)	193,888	193,888
Shares purchased upon conversion into other share class(es)	(3,261,669)	(3,262,159)
Net increase (decrease) in shares outstanding	(121,715,109)	$(121,716,189)

Year ended July 31, 2024:
Shares sold	392,939,244	$392,938,836
Shares issued in reinvestment of dividends and distributions	20,184,503	20,184,503
Shares purchased	(457,778,410)	(457,778,363)
Net increase (decrease) in shares outstanding before conversion	(44,654,663)	(44,655,024)
Shares issued upon conversion from other share class(es)	368,222	368,222
Shares purchased upon conversion into other share class(es)	(12,721)	(12,768)
Net increase (decrease) in shares outstanding	(44,299,162)	$(44,299,570)

Class C
Year ended July 31, 2025:
Shares sold	3,191,372	$3,191,342
Shares issued in reinvestment of dividends and distributions	272,389	272,389
Shares purchased	(4,607,239)	(4,607,239)
Net increase (decrease) in shares outstanding before conversion	(1,143,478)	(1,143,508)
Shares purchased upon conversion into other share class(es)	(193,948)	(193,948)
Net increase (decrease) in shares outstanding	(1,337,426)	$(1,337,456)

Year ended July 31, 2024:
Shares sold	2,725,677	$2,725,824
Shares issued in reinvestment of dividends and distributions	416,134	416,134
Shares purchased	(4,943,472)	(4,943,472)
Net increase (decrease) in shares outstanding before conversion	(1,801,661)	(1,801,514)
Shares purchased upon conversion into other share class(es)	(303,104)	(303,104)
Net increase (decrease) in shares outstanding	(2,104,765)	$(2,104,618)

Class Z
Year ended July 31, 2025:
Shares sold	52,658,388	$52,658,213
Shares issued in reinvestment of dividends and distributions	1,778,095	1,778,095
Shares purchased	(54,274,101)	(54,274,101)
Net increase (decrease) in shares outstanding before conversion	162,382	162,207
Shares issued upon conversion from other share class(es)	3,262,219	3,262,219
Net increase (decrease) in shares outstanding	3,424,601	$3,424,426

16

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	21,314,901	$21,314,870
Shares issued in reinvestment of dividends and distributions	2,608,517	2,608,517
Shares purchased	(77,926,939)	(77,926,669)
Net increase (decrease) in shares outstanding before conversion	(54,003,521)	(54,003,282)
Shares issued upon conversion from other share class(es)	12,768	12,768
Shares purchased upon conversion into other share class(es)	(64,848)	(65,118)
Net increase (decrease) in shares outstanding	(54,055,601)	$(54,055,632)

7.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which

PGIM Government Money Market Fund 17

Notes to Financial Statements (continued)

could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Net Asset Value Risk: There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Redemption Risk: The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither

18

insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

8.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

9.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of July 31, 2025.

PGIM Government Money Market Fund 19

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Government Money Market Fund, Inc. and Shareholders of PGIM Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Government Money Market Fund (one of the funds constituting Prudential Government Money Market Fund, Inc., referred to hereafter as the “Fund”) as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

September 18, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

20

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Government Money Market Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Money Market Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’

[1]	PGIM Government Money Market Fund is a series of Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Approval of Advisory Agreements (continued)

oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	4th Quartile	3rd Quartile	3rd Quartile	3rd Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 3rd Quartile

●	The Board considered that the Fund underperformed its Peer Universe median over all periods.
●

The Board considered PGIM Investments’ assertions that the Fund’s subadviser has demonstrated a strong capability in money market investing, with its gross returns being above the peer median over the five-year period and in line with the peer median over the ten-year period, and that the Fund has achieved above-cash returns in all of the last ten calendar years, on a gross basis.

●	The Board further considered that the Fund outperformed its benchmark for the one-year period on a gross basis.
●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Government Money Market Fund

PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC.

PGIM Core Government Money Market Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2025

Table of Contents	Financial Statements and Other Information	July 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Core Government Money Market Fund	1

Notes to Financial Statements	10

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of July 31, 2025

Description	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 101.2%

REPURCHASE AGREEMENTS 63.5%
Banco Bilbao Vizcaya Argentaria,
4.36%, dated 07/31/25, due 08/01/25 in the amount of $145,017,561 collateralized by U.S. Treasury Securities (coupon rates 0.125%-4.500%, maturity dates 02/28/26-11/15/50) with the aggregate value, including accrued interest, of $147,917,955.	145,000	$145,000,000
Banco Santander SA,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $229,185,817 collateralized by FHLMC (coupon rates 3.500%-6.500%, maturity dates 09/01/42-04/01/54) with the aggregate value, including accrued interest, of $233,769,534.	229,158	229,158,000
Bank of Nova Scotia,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $65,007,890 collateralized by U.S. Treasury Securities (coupon rates 0.000%-5.000%, maturity dates 09/02/25-05/15/45) with the aggregate value, including accrued interest, of $66,308,070.	65,000	65,000,000
Canadian Imperial Bank of Commerce,
4.34%, dated 07/21/25, due 08/12/25 in the amount of $253,671,012 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.625%, maturity dates 08/14/25-02/15/55) with the aggregate value, including accrued interest, of $258,402,245.	253,000	253,000,000
4.34%, dated 07/22/25, due 08/12/25 in the amount of $60,151,900 collateralized by U.S. Treasury Securities (coupon rates 0.625%-4.531%, maturity dates 01/31/26-11/15/54) with the aggregate value, including accrued interest, of $61,273,830.	60,000	60,000,000
CF Secured LLC,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $240,029,133 collateralized by FHLMC (coupon rates 4.000%-8.000%, maturity dates 05/23/28-07/01/55) and FNMA (coupon rates 2.000%-6.500%, maturity dates 03/01/30-06/01/62) with the aggregate value, including accrued interest, of $244,830,294.	240,000	240,000,000
Clear Street LLC,
4.4%, dated 07/31/25, due 08/01/25 in the amount of $359,043,878 collateralized by FFCSB (coupon rates 5.350%-5.730%, maturity dates 03/03/34-02/27/40), FHLB (coupon rates 5.700%-5.800%, maturity dates 12/09/39-08/22/44), FHLMC (coupon rates 3.000%-7.000%, maturity dates 08/01/51-05/01/55), FNMA (coupon rates 4.500%-6.500%, maturity dates 07/01/35-10/01/54) and U.S. Treasury Securities (coupon rates 0.125%-4.125%, maturity dates 02/15/51-08/15/53) with the aggregate value, including accrued interest, of $366,224,785.	359,000	359,000,000
Credit Agricole Corporate & Investment Bank,
4.32%, dated 07/23/25, due 08/25/25 in the amount of $160,633,600 collateralized by U.S. Treasury Securities (coupon rate 4.000%, maturity date 12/15/27) with the aggregate value, including accrued interest, of $163,200,061.	160,000	160,000,000
4.33%, dated 06/20/25, due 08/01/25 in the amount of $55,780,368 collateralized by U.S. Treasury Securities (coupon rate 4.500%, maturity date 05/15/27) with the aggregate value, including accrued interest, of $56,610,041.	55,500	55,500,000
4.37%, dated 07/31/25, due 08/01/25 in the amount of $440,439,458 collateralized by GNMA (coupon rate 6.500%, maturity date 08/20/54) with the aggregate value, including accrued interest, of $449,193,720.	440,386	440,386,000
ING Financial Markets LLC,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $245,029,740 collateralized by FHLMC (coupon rates 4.500%-5.500%, maturity dates 08/01/48-05/01/54) and FNMA (coupon rates 4.500%-6.500%, maturity dates 08/01/52-11/01/53) with the aggregate value, including accrued interest, of $249,900,000.	245,000	245,000,000
Natixis,
4.35%, dated 07/31/25, due 09/18/25 in the amount of $352,072,292 collateralized by FFCSB (coupon rates 1.730%-3.700%, maturity dates 09/10/35-03/24/42), FHLB (coupon rates 2.840%-4.100%, maturity dates 10/24/33-01/27/42), FHLMC (coupon rates 2.150%-7.000%, maturity dates 07/13/40-07/01/55), FNMA (coupon rates 2.300%-6.500%, maturity dates 02/01/29-05/01/55) and U.S. Treasury Securities (coupon rates 0.750%-4.250%, maturity dates 03/31/26-02/15/54) with the aggregate value, including accrued interest, of $357,000,000.	350,000	350,000,000
4.37%, dated 07/31/25, due 08/01/25 in the amount of $250,030,347 collateralized by FHLMC (coupon rates 4.500%-7.000%, maturity dates 03/01/35-06/01/55), FNMA (coupon rates 3.000%-4.945%, maturity dates 07/01/30-11/01/51) and U.S. Treasury Securities (coupon rates 1.625%-6.000%, maturity dates 02/15/26-06/30/31) with the aggregate value, including accrued interest, of $255,000,000.	250,000	250,000,000
NatWest Markets Securities, Inc.,
4.36%, dated 07/30/25, due 08/06/25 in the amount of $100,084,778 collateralized by FHLMC (coupon rate 6.500%, maturity date 01/01/54) and U.S. Treasury Securities (coupon rate 3.625%, maturity date 08/31/29) with the aggregate value, including accrued interest, of $102,086,517.	100,000	100,000,000

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 1

Schedule of Investments  (continued)

as of July 31, 2025

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
4.36%, dated 07/31/25, due 08/01/25 in the amount of $125,015,139 collateralized by U.S. Treasury Securities (coupon rates 1.375%-4.000%, maturity dates 04/30/28-11/15/31) with the aggregate value, including accrued interest, of $127,515,492.			125,000	$125,000,000
4.37%, dated 07/29/25, due 08/05/25 in the amount of $430,365,381 collateralized by FHLMC (coupon rates 5.500%-6.000%, maturity dates 08/01/53-06/01/54) and FNMA (coupon rate 5.000%, maturity dates 07/01/52-08/01/53) with the aggregate value, including accrued interest, of $438,972,689.			430,000	430,000,000
Nomura International PLC,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $395,047,949 collateralized by FHLMC (coupon rates 1.500%-6.500%, maturity dates 12/01/32-07/01/55), FNMA (coupon rates 2.000%-6.848%, maturity dates 07/01/35-06/01/63) and GNMA (coupon rates 2.000%-5.360%, maturity dates 02/20/37-08/20/62) with the aggregate value, including accrued interest, of $402,948,908.			395,000	395,000,000
RBC Dominion Securities, Inc.,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $290,093,210 collateralized by FHLMC (coupon rates 2.000%-7.500%, maturity dates 03/01/32-05/01/55), FNMA (coupon rates 2.000%-7.000%, maturity dates 12/01/46-04/01/55), GNMA (coupon rates 3.000%-6.000%, maturity dates 09/20/41-05/20/55) and U.S. Treasury Securities (coupon rates 0.000%-4.625%, maturity dates 11/18/25-11/15/54) with the aggregate value, including accrued interest, of $295,859,164.			290,058	290,058,000
SMBC Nikko Securities America, Inc.,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $55,006,676 collateralized by FHLMC (coupon rates 2.500%-5.500%, maturity dates 07/01/51-06/01/53) and FNMA (coupon rates 2.000%-7.500%, maturity dates 06/01/34-05/01/55) with the aggregate value, including accrued interest, of $56,106,811.			55,000	55,000,000
TD Securities (USA) LLC,
4.38%, dated 07/31/25, due 08/01/25 in the amount of $229,027,862 collateralized by GNMA (coupon rate 5.500%, maturity dates 01/20/53-07/20/55) with the aggregate value, including accrued interest, of $233,580,000.			229,000	229,000,000
U.S. Bancorp,
4.36%, dated 07/31/25, due 08/01/25 in the amount of $350,042,389 collateralized by U.S. Treasury Securities (coupon rates 0.375%-4.625%, maturity dates 03/31/26-02/15/34) with the aggregate value, including accrued interest, of $357,043,289.			350,000	350,000,000
Wells Fargo Securities LLC,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $234,028,405 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 11/01/27-08/01/55) with the aggregate value, including accrued interest, of $238,708,973.			234,000	234,000,000
4.38%, dated 07/29/25, due 08/05/25 in the amount of $200,170,333 collateralized by FNMA (coupon rates 1.500%-7.500%, maturity dates 03/01/28-08/01/55) with the aggregate value, including accrued interest, of $204,173,740.			200,000	200,000,000

TOTAL REPURCHASE AGREEMENTS (cost $5,260,102,000)				5,260,102,000

	Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS 16.0%
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	4.345%(c)	02/05/26	35,500	35,500,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.360(c)	07/14/26	16,000	16,000,000
Federal Farm Credit Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)	4.365(c)	06/18/26	41,000	41,000,000
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)	4.370(c)	07/02/26	34,250	34,250,000
Federal Farm Credit Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)	4.375(c)	02/13/26	14,000	14,000,000
Federal Farm Credit Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)	4.375(c)	07/30/26	36,500	36,500,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.380(c)	08/26/25	31,000	31,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.380(c)	09/04/26	16,500	16,500,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.380(c)	10/05/26	24,250	24,250,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)	4.385(c)	08/28/25	33,050	33,050,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	4.390(c)	08/04/26	53,000	53,000,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	4.390(c)	08/12/26	8,500	8,500,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	4.400(c)	11/21/25	33,500	33,500,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	4.400(c)	01/08/26	33,000	33,000,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	4.400(c)	02/17/26	8,750	8,749,860
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.405(c)	12/29/25	33,000	33,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.405(c)	03/20/26	13,500	13,500,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.405(c)	05/15/26	37,750	37,750,000

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.410%(c)	08/26/25	33,000	$33,000,900
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.420(c)	02/25/26	16,000	15,999,959
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.420(c)	01/12/27	28,000	28,003,649
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	4.425(c)	01/08/26	34,000	34,003,416
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	4.425(c)	02/23/26	12,500	12,500,000
Federal Farm Credit Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	4.440(c)	05/08/26	14,500	14,500,000
Federal Farm Credit Bank, US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)	4.445(c)	12/26/25	10,000	10,000,453
Federal Farm Credit Bank, SOFR + 0.155% (Cap N/A, Floor 0.000%)	4.475(c)	09/05/25	33,000	33,002,594
Federal Home Loan Bank	4.299(n)	09/17/25	54,000	53,698,965
Federal Home Loan Bank	4.301(n)	09/05/25	51,000	50,788,180
Federal Home Loan Bank	4.306(n)	10/08/25	67,000	66,460,873
Federal Home Loan Bank	4.306(n)	10/10/25	83,000	82,312,483
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.330(c)	09/10/25	36,750	36,750,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.330(c)	11/28/25	53,000	53,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.360(c)	04/29/26	50,000	50,000,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)	4.370(c)	08/08/25	34,000	34,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.380(c)	08/19/25	16,000	16,000,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.410(c)	07/24/26	19,000	19,000,000
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.420(c)	02/13/26	34,000	34,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.410(c)	01/26/26	115,500	115,510,387
Federal Home Loan Mortgage Corp., SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.420(c)	02/09/26	33,000	33,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,328,581,719)				1,328,581,719

U.S. TREASURY OBLIGATIONS 21.7%
U.S. Treasury Bills	4.180(n)	09/18/25	102,250	101,691,861
U.S. Treasury Bills	4.186(n)	11/06/25	36,000	35,602,397
U.S. Treasury Bills	4.187(n)	09/04/25	52,000	51,798,620
U.S. Treasury Bills	4.187(n)	09/11/25	52,000	51,757,159
U.S. Treasury Bills	4.221(n)	01/29/26	53,000	51,898,804
U.S. Treasury Bills	4.227(n)	08/28/25	36,000	35,888,207
U.S. Treasury Bills	4.235(n)	10/30/25	67,500	66,806,826
U.S. Treasury Bills	4.251(n)	10/28/25	104,000	102,934,154
U.S. Treasury Bills	4.253(n)	08/05/25	77,000	76,964,109
U.S. Treasury Bills	4.269(n)	08/26/25	72,000	71,789,500
U.S. Treasury Bills	4.271(n)	11/04/25	163,900	162,078,397
U.S. Treasury Bills	4.285(n)	11/12/25	151,500	149,668,995
U.S. Treasury Bills	4.287(n)	11/25/25	87,000	85,814,891
U.S. Treasury Bills	4.290(n)	10/14/25	50,000	49,565,096
U.S. Treasury Bills	4.290(n)	11/18/25	87,000	85,885,616
U.S. Treasury Bills	4.295(n)	10/21/25	66,500	65,866,338
U.S. Treasury Bills	4.313(n)	08/21/25	35,000	34,917,935
U.S. Treasury Bills	4.338(n)	08/12/25	110,500	110,355,264
U.S. Treasury Bills	4.418(n)	08/07/25	91,500	91,432,978
U.S. Treasury Bills	4.468(n)	08/19/25	105,000	104,767,040
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.150% (Cap N/A, Floor 0.000%)	4.431(c)	04/30/26	68,750	68,778,916
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.170% (Cap N/A, Floor 0.000%)	4.451(c)	10/31/25	36,000	36,005,256
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.182% (Cap N/A, Floor 0.000%)	4.463(c)	07/31/26	53,000	53,046,006

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 3

Schedule of Investments  (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.245% (Cap N/A, Floor 0.000%)	4.526%(c)	01/31/26	52,000	$52,046,674

TOTAL U.S. TREASURY OBLIGATIONS (cost $ 1,797,361,039)				1,797,361,039

TOTAL INVESTMENTS 101.2% (cost $ 8,386,044,758)(d)				8,386,044,758
Liabilities in excess of other assets (1.2)%				(98,570,482)

NET ASSETS 100.0%				$8,287,474,276

Below is a list of the abbreviation(s) used in the annual report:

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

N/A—Not Applicable

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$5,260,102,000	$—
U.S. Government Agency Obligations	—	1,328,581,719	—
U.S. Treasury Obligations	—	1,797,361,039	—

Total	$—	$8,386,044,758	$—

See Notes to Financial Statements.

4

Security Allocation:

The security allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Repurchase Agreements	63.5%
U.S. Treasury Obligations	21.7
U.S. Government Agency Obligations	16.0

101.2
Liabilities in excess of other assets	(1.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Banco Bilbao Vizcaya Argentaria	$145,000,000	$(145,000,000)	$—
Repurchase Agreements	Banco Santander SA	229,158,000	(229,158,000)	—
Repurchase Agreements	Bank of Nova Scotia	65,000,000	(65,000,000)	—
Repurchase Agreements	Canadian Imperial Bank of Commerce	313,000,000	(313,000,000)	—
Repurchase Agreements	CF Secured LLC	240,000,000	(240,000,000)	—
Repurchase Agreements	Clear Street LLC	359,000,000	(359,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	655,886,000	(655,886,000)	—
Repurchase Agreements	ING Financial Markets LLC	245,000,000	(245,000,000)	—
Repurchase Agreements	Natixis	600,000,000	(600,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	655,000,000	(655,000,000)	—
Repurchase Agreements	Nomura International PLC	395,000,000	(395,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	290,058,000	(290,058,000)	—
Repurchase Agreements	SMBC Nikko Securities America, Inc.	55,000,000	(55,000,000)	—
Repurchase Agreements	TD Securities (USA) LLC	229,000,000	(229,000,000)	—
Repurchase Agreements	U.S. Bancorp	350,000,000	(350,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	434,000,000	(434,000,000)	—

		$5,260,102,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 5

Statement of Assets and Liabilities

as of July 31, 2025

Assets
Investments, at value:
Repurchase Agreements (cost $5,260,102,000)	$5,260,102,000
Unaffiliated investments (cost $3,125,942,758)	3,125,942,758
Cash	152
Interest receivable	6,525,587

Total Assets	8,392,570,497

Liabilities
Payable for investments purchased	105,000,000
Accrued expenses and other liabilities	78,755
Affiliated transfer agent fee payable	16,667
Directors’ fees payable	799

Total Liabilities	105,096,221

Net Assets	$8,287,474,276

Net assets were comprised of:
Common stock, at par ($0.00001 par value; 34,000,000,000 shares authorized for issuance)	$82,875
Paid-in capital in excess of par	8,287,394,267
Total distributable earnings (loss)	(2,866)

Net assets, July 31, 2025	$8,287,474,276

Net asset value, offering price and redemption price per share, ($8,287,474,276 ÷ 8,287,524,188 common shares issued and outstanding)	$1.00

See Notes to Financial Statements.

6

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)

Interest income	$290,782,526

Expenses
Management fee	19,181,044
Custodian and accounting fees	135,258
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	100,453
Professional fees	36,188
Audit fee	27,102
Shareholders’ reports	10,908
Directors’ fees	9,599
Miscellaneous	14,631

Total expenses	19,515,183
Less: Fee waiver and/or expense reimbursement	(19,181,044)

Net expenses	334,139

Net investment income (loss)	290,448,387

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	268,669

Net Increase (Decrease) In Net Assets Resulting From Operations	$290,717,056

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 7

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$290,448,387	$276,014,143
Net realized gain (loss) on investment transactions	268,669	(11,704)

Net increase (decrease) in net assets resulting from operations	290,717,056	276,002,439

Dividends and Distributions
Distributions from distributable earnings	(290,717,056)	(276,014,143)

Fund share transactions (at $1.00 per share)
Net proceeds from shares sold (118,388,494,265 and 67,255,986,278 shares, respectively)	118,388,495,175	67,255,949,463
Net asset value of shares issued in reinvestment of dividends and distributions (287,793,865 and 272,244,663 shares, respectively)	287,793,865	272,244,663
Cost of shares purchased (116,176,075,000 and 69,376,355,030 shares, respectively)	(116,176,075,000)	(69,376,355,030)

Net increase (decrease) in net assets from Fund share transactions	2,500,214,040	(1,848,160,904)

Total increase (decrease)	2,500,214,040	(1,848,172,608)

Net Assets:

Beginning of year	5,787,260,236	7,635,432,844

End of year	$8,287,474,276	$5,787,260,236

See Notes to Financial Statements.

8

Financial Highlights

	Year Ended July 31,		March 07, 2023(a) through July 31,
	2025	2024	2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	0.02
Net realized and unrealized gain (loss) on investment transactions(c)	-	-	-
Total from investment operations	0.05	0.05	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return(d):	4.73%	5.55%	2.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,287,474	$5,787,260	$7,635,433
Average net assets (000)	$6,360,348	$5,098,100	$6,015,481
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01%	0.01%	0.01	%(e)
Expenses before waivers and/or expense reimbursement	0.31%	0.31%	0.31	%(e)
Net investment income (loss)	4.57%	5.41%	5.08	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Annualized, with the exception of certain non-recurring expenses.

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 9

Notes to Financial Statements

1.	Organization

Prudential Government Money Market Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Core Government Money Market Fund (the “Fund”), a series of the RIC. Shares of the Fund are not registered under the Securities Act of 1933, as amended. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

10

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: The Fund entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*

The Fund declares dividends of any net investment income to shareholders on a daily basis and distributes the dividends every month. Under certain circumstances, the Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Core Government Money Market Fund 11

Notes to Financial Statements (continued)

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% of average daily net assets up to	0.30%
and including $50 million; and 0.30% on
average daily net assets over $50 million.

PGIM Investments has contractually agreed, through November 30, 2026, to waive its management fee to 0.00% of average daily net assets of the Fund.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor for shares of the Fund.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended July 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Fund. The adjustments were due to distribution in excess of income.

For the year ended July 31, 2025, the adjustments were as follows:

Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
$11,015	$(11,015)

For the year ended July 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$290,717,056	$—	$—	$290,717,056

12

For the year ended July 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$276,014,143	$—	$—	$276,014,143

For the year ended July 31, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$17,814

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of July 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$8,386,044,758	$—	$—	$—

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of July 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$—	$14,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended July 31, 2025 are subject to such review.

6.	Capital and Ownership

Shares of the Fund are available only to investment companies managed by PGIM Investments.

The RIC is authorized to issue 200,000,000,000 shares of common stock, $0.00001 par value per share, 34,000,000,000 of which are designated as shares of the Fund.

As of July 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Number of Shares	Percentage of Outstanding Shares
8,287,524,188	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	3	57.2%
Unaffiliated	—	—

7.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

PGIM Core Government Money Market Fund 13

Notes to Financial Statements (continued)

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Forward Commitments Risk: Forward commitments are subject to the risk that the counterparty to the forward commitment may fail to make payment or delivery in a timely manner or at all. Forward commitments are also subject to the risk that the value of the security to be purchased may decline prior to the settlement date.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

14

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Net Asset Value Risk: There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Redemption Risk: The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve leverage, which may exaggerate the increase or decrease of the value of the Fund’s assets during the term of the agreement.

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

PGIM Core Government Money Market Fund 15

Notes to Financial Statements (continued)

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

8.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

9.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of July 31, 2025.

16

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Government Money Market Fund, Inc. and Shareholders of PGIM Core Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Core Government Money Market Fund (one of the funds constituting Prudential Government Money Market Fund, Inc., referred to hereafter as the “Fund”) as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

September 18, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Core Government Money Market Fund 17

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Core Government Money Market Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Core Government Money Market Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the

1	PGIM Core Government Money Market Fund is a series of Prudential Government Money Market Fund, Inc.

PGIM Core Government Money Market Fund

Approval of Advisory Agreements (continued)

performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at pgim.com/investments

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the latest quarter ended December 31, 2024. The Board considered that the Fund commenced operations on March 6, 2023 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its Peer Universe median over the one-year period.
●	The Board noted that the Fund commenced operations on March 6, 2023 and that longer term performance was not available.
●

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to allow the Fund to develop a longer performance record and to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Core Government Money Market Fund

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Government Money Market Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	September 18, 2025